Commitments and Contingencies - Environmental Remediation: Reasonably Possible Matters - Additional Information (Detail) $ in Millions	Dec. 31, 2015 USD ($)
Minimum [Member]
Loss Contingencies [Line Items]
Potential additional loss contingencies	$ 40
Maximum [Member]
Loss Contingencies [Line Items]
Potential additional loss contingencies	$ 80